Entity-Wide Disclosure (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of net sales by geographical area

	Year Ended December, 31
	2024	2023	2022
	(U.S. $ in thousands)
Americas (primarily the United States) **	$341,737	$389,770	$415,428
EMEA ***	158,465	155,942	141,660
Asia Pacific	72,256	81,886	94,395
	$572,458	$627,598	$651,483

Schedule of property, plant and equipment by geographical location

	December 31,
	2024	2023
	(U.S. $ in thousands)
Americas (primarily the United States)	$66,221	$59,473
EMEA	146,632	153,749
Asia Pacific	3,695	3,225
	$216,548	$216,447